GOODWILL AND OTHER INTANGIBLES - Other Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 2,248	$ 2,263
Other intangible assets subject to amortization, accumulated amortization	1,341	1,328
Other intangible assets subject to amortization, net	907	935
Other intangible assets not subject to amortization	272	272
Total other intangible assets, gross	2,520	2,535
Total other intangible assets, net	$ 1,179	1,207
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	15 years
Other intangible assets subject to amortization, gross	$ 291	290
Other intangible assets subject to amortization, accumulated amortization	234	231
Other intangible assets subject to amortization, net	57	59
Patents, concessions, licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	1,957	1,973
Other intangible assets subject to amortization, accumulated amortization	1,107	1,097
Other intangible assets subject to amortization, net	$ 850	$ 876
Patents, concessions, licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions, licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years